Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Anjuke, Inc.) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 02, 2015 CNY (¥)	Mar. 02, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amortizable intangible assets:
Goodwill			¥ 15,864,655	$ 2,427,941	¥ 15,903,677	¥ 15,982,000
Total purchase price comprised of
-Cash consideration			2,500,000
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Net assets acquired			39,651
Amortizable intangible assets:
Goodwill			1,341,760
Deferred tax liabilities			(60,659)
Total			1,563,388
Total purchase price comprised of
-Cash consideration	¥ 985,400	$ 160,200	985,427
-Equity consideration			577,961
Total			1,563,388
Anjuke Inc. ("Anjuke") [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets			¥ 59,681
Total purchase price comprised of
Intangible assets, useful live			5 years
Anjuke Inc. ("Anjuke") [Member] | Customer relationship [Member]
Amortizable intangible assets:
Amortizable intangible assets			¥ 14,676
Total purchase price comprised of
Intangible assets, useful live			2 years
Anjuke Inc. ("Anjuke") [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets			¥ 168,279
Total purchase price comprised of
Intangible assets, useful live			10 years